ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 4.5%
7,271	Boeing Company (The)(a)	$ 1,263,264
3,631	Lockheed Martin Corporation	2,062,771
		3,326,035
	AUTOMOTIVE - 2.1%
139,111	Ford Motor Company	1,556,652

	BANKING - 2.9%
9,680	JPMorgan Chase & Company	2,176,064

	BIOTECH & PHARMA - 7.9%
2,660	Eli Lilly & Company	2,553,653
10,309	Johnson & Johnson	1,709,851
56,293	Pfizer, Inc.	1,633,060
		5,896,564
	CABLE & SATELLITE - 2.0%
38,078	Comcast Corporation, Class A	1,506,746

	CHEMICALS - 1.9%
29,874	Nutrien Ltd.	1,446,499

	COMMERCIAL SUPPORT SERVICES - 2.6%
9,342	Waste Management, Inc.	1,980,878

	DIVERSIFIED INDUSTRIALS - 2.7%
15,296	3M Company	2,060,218

	E-COMMERCE DISCRETIONARY - 2.6%
11,168	Amazon.com, Inc.(a)	1,993,489

	ELECTRIC UTILITIES - 2.5%
16,754	Duke Energy Corporation	1,909,118

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	GAS & WATER UTILITIES - 2.4%
12,516	American Water Works Company, Inc.	$ 1,791,290

	HEALTH CARE FACILITIES & SERVICES - 4.0%
20,639	CVS Health Corporation	1,181,376
3,104	UnitedHealth Group, Inc.	1,831,981
		3,013,357
	HOME CONSTRUCTION - 2.6%
24,924	Masco Corporation	1,982,953

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
8,321	CME Group, Inc.	1,795,173

	INSURANCE - 5.7%
4,521	Berkshire Hathaway, Inc., Class B(a)	2,151,634
7,361	Chubb Ltd.	2,091,849
		4,243,483
	INTERNET MEDIA & SERVICES - 5.9%
11,993	Alphabet, Inc., Class A	1,959,416
4,643	Meta Platforms, Inc., A	2,420,443
		4,379,859
	MEDICAL EQUIPMENT & DEVICES - 0.3%
3,824	Solventum Corporation(a)	245,157

	OIL & GAS PRODUCERS - 7.5%
62,179	Enterprise Products Partners, L.P.	1,824,332
16,500	Exxon Mobil Corporation	1,946,010
10,656	Marathon Petroleum Corporation	1,887,391
		5,657,733
	RETAIL - CONSUMER STAPLES - 3.0%
2,517	Costco Wholesale Corporation	2,246,120

	RETAIL - DISCRETIONARY - 2.4%
4,786	Home Depot, Inc. (The)	1,763,641

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 1.0%
34,369	Intel Corporation	$ 757,493

	SOFTWARE - 8.3%
4,444	Microsoft Corporation	1,853,770
15,910	Oracle Corporation	2,247,924
5,752	Palo Alto Networks, Inc.(a)	2,086,365
		6,188,059
	TECHNOLOGY HARDWARE - 2.7%
8,974	Apple, Inc.	2,055,046

	TECHNOLOGY SERVICES - 7.7%
7,033	Automatic Data Processing, Inc.	1,940,475
10,334	International Business Machines Corporation	2,088,810
6,342	Visa, Inc., Class A	1,752,739
		5,782,024
	TELECOMMUNICATIONS - 2.3%
41,525	Verizon Communications, Inc.	1,734,915

	TRANSPORTATION & LOGISTICS - 5.0%
39,999	Delta Air Lines, Inc.	1,699,558
6,698	FedEx Corporation	2,001,160
		3,700,718
	WHOLESALE - CONSUMER STAPLES - 4.2%
23,433	Archer-Daniels-Midland Company	1,429,179
22,023	Sysco Corporation	1,717,133
		3,146,312

	TOTAL COMMON STOCKS (Cost $61,814,808)	74,335,596

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS - 0.7%
523,019	First American Government Obligations Fund, Class X, 5.22% (Cost $523,019)(b)	$ 523,019

	TOTAL INVESTMENTS - 99.8% (Cost $62,337,827)	$ 74,858,615
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	130,307
	NET ASSETS - 100.0%	$ 74,988,922

LTD	- Limited Company

(a)	Non income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.